Equity	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Equity

Note 19 Equity
Share capital
Authorized share capital
Preferred – An unlimited number of First Preferred Shares and Second Preferred Shares without no
minal or
par
value, issuable in series; provided that the maximum aggregate consideration for all First Preferred Shares outstanding at any time may not exceed $30 billion, and for all Second Preferred Shares that may be issued may not exceed $5 billion.
Common – An unlimited number of shares without
no
minal or par value may be issued.

Outstanding share capital
The following table details our common and preferred shares and other equity instruments outstanding.

	As at and for the year ended
	October 31, 2025			October 31, 2024

(Millions of Canadian dollars, except the number of shares and as otherwise noted)	Number of shares (thousands)	Amount	Dividends declared per share	Number of shares (thousands)	Amount	Dividends declared per share
Common shares issued
Balance at beginning of period	1,415,080	$21,013		1,402,373	$19,398
Issued in connection with share-based compensation plans (1)	796	77		1,746	168
Issued in connection with dividend reinvestment plan	–	–		11,850	1,460

Purchased for cancellation (2)	(15,241)	(227)		(889)	(13)
Balance at end of period	1,400,635	$20,863	$6.04	1,415,080	$21,013	$5.60
Treasury – common shares
Balance at beginning of period (3)	(576)	$(61)		(1,862)	$(231)

Purchases	(41,204)	(5,811)		(43,995)	(5,302)
Sales	41,259	5,762		45,281	5,472
Balance at end of period (3)	(521)	$(110)		(576)	$(61)
Common shares outstanding	1,400,114	$20,753		1,414,504	$20,952
Preferred shares and other equity instruments issued
First preferred (4)
Non-cumulative, fixed rate
Series BH	6,000	$150	$1.23	6,000	$150	$1.23
Series BI	6,000	150	1.23	6,000	150	1.23
Non-cumulative, 5-Year Rate Reset
Series BD (5)	–	–	0.80	24,000	600	0.80
Series BF (6)	12,000	300	0.75	12,000	300	0.75
Series BO	14,000	350	1.47	14,000	350	1.40
Series BT (7)	750	750	4.20%	750	750	4.20%
Series BU (7)	750	750	7.408%	750	750	7.408%
Series BW (7)	600	600	6.698%	600	600	6.698%
Other equity instruments
Limited recourse capital notes (LRCNs)
Series 1 (8)	–	–	4.50%	1,750	1,750	4.50%
Series 2 (9), (10)	1,250	1,250	4.00%	1,250	1,250	4.00%
Series 3 (9), (10)	1,000	1,000	3.65%	1,000	1,000	3.65%
Series 4 (9), (10)	1,000	1,370	7.50%	1,000	1,370	7.50%
Series 5 (9), (10)	1,000	1,396	6.35%	–	–	–
Series 6 (9), (10)	1,250	1,708	6.75%	–	–	–
Series 7 (9), (10)	1,350	1,869	6.50%	–	–	–
	46,950	$11,643		69,100	$9,020
Treasury – preferred shares and other equity instruments
Balance at beginning of period (3)	13	$11		(9)	$(9)

Purchases	(4,431)	(4,916)		(1,921)	(1,225)
Sales	4,453	4,937		1,943	1,245

Balance at end of period (3)	35	$32		13	$11
Preferred shares and other equity instruments outstanding	46,985	$11,675		69,113	$9,031

(1)	Includes fair value adjustments to stock options of $5 million (October 31, 2024 – $10 million).
(2)	Our previous NCIB to purchase up to 30 million of our common shares ended June 11, 2025. On June 10, 2025, we announced a new NCIB to purchase up to 35 million of our common shares, commencing on June 12, 2025, and continuing until June 11, 2026, or such earlier date as we complete the repurchase of all shares permitted under the bid. During the year ended October 31, 2025, under the NCIB programs we purchased for cancellation common shares at a total fair value of $2,768 million (average cost of $181.59 per share), with a book value of $227 million (book value of $14.88 per share). During the year ended October 31, 2024, under the previous NCIB we purchased for cancellation common shares at a total fair value of $140 million (average cost of $157.74 per share), with a book value of $13 million (book value of $14.83 per share).
(3)	Positive amounts represent a short position and negative amounts represent a long position.
(4)	First Preferred Shares were issued at $25 per share with the exception of
Non-Cumulative
5-Year
Fixed Rate Reset First Preferred Shares Series BT (Series BT),
Non-Cumulative
5-Year
Fixed Rate Reset First Preferred Shares Series BU (Series BU) and
Non-Cumulative
5-Year
Fixed Rate Reset First Preferred Shares Series BW (Series BW) which were issued at $1,000 per share.
(5)	On May 24, 2025, we redeemed all 24 million of our issued and outstanding Non-Cumulative 5-Year Rate Reset First Preferred Shares Series BD at a redemption price of $25.00 per share.
(6)	On November 24, 2025, we redeemed all 12 million of our issued and outstanding Non-Cumulative 5-Year Rate Reset First Preferred Shares Series BF at a redemption price of $25.00 per share .
(7)	The dividends declared per share represent the per annum dividend rate applicable to the shares issued as at the reporting date.
(8)	On October 24, 2025, we redeemed all 1.75 million of our issued and outstanding Non-Cumulative 5-Year Fixed Rate Reset First Preferred Shares Series BQ at a redemption price of $1,000 per share. As a result of the redemption of the Series BQ Shares, we automatically redeemed all $1.75 billion outstanding Series 1 LRCN on the same date for 100% of their principal amount plus accrued interest to, but excluding, the redemption date.
(9)	LRCN Series 2 and 3 were issued at a $1,000 per note. LRCN Series 4, 5, 6 and 7 were issued at US$1,000 per note. The number of shares represent the number of notes issued and the dividends declared per share represent the annual interest rate percentage applicable to the notes issued as at the reporting date.
(10)	In connection with the issuance of LRCN Series 2, we issued $1,250 million of
Non-Cumulative
5-Year
Fixed Rate Reset First Preferred Shares Series BR (Series BR); in connection with the issuance of LRCN Series 3, we issued $1,000 million of
Non-Cumulative
5-Year
Fixed Rate Reset First Preferred Shares Series BS (Series BS); in connection with the issuance of LRCN Series 4, we issued US$1,000 million of
Non-Cumulative
5-Year
Fixed Rate Reset First Preferred Shares Series BV (Series BV); in connection with the issuance of LRCN Series 5, we issued US$1,000 million of Non-Cumulative 5-Year Fixed Rate Reset First Preferred Shares Series BX (Series BX); in connection with the issuance of LRCN Series 6, we issued US$1,250 million of Non-Cumulative 5-Year Fixed Rate Reset First Preferred Shares Series BY (Series BY); in connection with the issuance of LRCN Series 7, we issued US$1,350 million of Non-Cumulative 5-Year Fixed Rate Reset First Preferred Shares Series BZ (Series BZ). The Series BR and BS preferred shares were issued at a price of $1,000 per share and the Series BV, BX, BY and BZ preferred shares were issued at a price of US$1,000 per share. These preferred shares were issued to a consolidated trust to be held as trust assets in connection with each respective LRCN Series.

Significant terms and conditions of
preferred
shares and other equity instruments

As at October 31, 2025	Current annual yield	Premium	Current dividend per share (1)	Earliest redemption date (2)	Issue date	Redemption price (2), (3)
Preferred shares
First preferred
Non-cumulative, fixed rate
Series BH (4)	4.90%		$0.30625	November 24, 2020	June 5, 2015		$25.00
Series BI (4)	4.90%		0.30625	November 24, 2020	July 22, 2015		25.00
Non-cumulative, 5-Year Rate Reset (5)
Series BF (4)	3.00%	2.62%	0.1875	November 24, 2020	March 13, 2015		25.00
Series BO (4)	5.885%	2.38%	0.3678125	February 24, 2024	November 2, 2018		25.00
Series BT (4)	4.20%	2.71%	21.00	January 24, 2027	November 5, 2021		1,000.00
Series BU (4)	7.408%	3.90%	37.04	January 25, 2029	January 25, 2024		1,000.00
Series BW (4)	6.698%	3.40%	33.49	October 24, 2029	July 24, 2024		1,000.00
Other equity instruments
Limited recourse capital notes (6)
Series 2 (7)	4.00%	3.617%	n.a.	January 24, 2026	November 2, 2020		1,000.00
Series 3 (8)	3.65%	2.665%	n.a.	October 24, 2026	June 8, 2021		1,000.00
Series 4 (9)	7.50%	2.887%	n.a.	May 2, 2029	April 24, 2024	US$	1,000.00
Series 5 (10)	6.35%	2.257%	n.a.	November 24, 2034	November 1, 2024	US$	1,000.00
Series 6 (11)	6.75%	2.815%	n.a.	August 24, 2030	June 11, 2025	US$	1,000.00
Series 7 (12)	6.50%	2.462%	n.a.	November 24, 2035	September 23, 2025	US$	1,000.00

(1)	With the exception of Series BT, BU and BW,
non-cumulative
preferential dividends of each Series are payable quarterly, as and when declared by the Board of Directors, on or about the 24th day of February, May, August and November. In the case of Series BT, BU and BW, non-cumulative
preferential dividends are payable semi-annually, as and when declared by the Board of Directors.
(2)	Subject to the consent of OSFI and the requirements of the
Bank Act
(Canada), we may, on or after the dates specified above, redeem First Preferred Shares. In the case of Series BF and BO, these may be redeemed for cash at a price per share of $25 if redeemed on the earliest redemption date and on the same date every fifth year thereafter. In the case of Series BH and BI, these may be redeemed for cash at a price per share of $26 if redeemed during the 12 months commencing on the earliest redemption date and decreasing by $0.25 each
12-month
period thereafter to a price per share of $25 if redeemed four years from the earliest redemption date or thereafter. In the case of Series BT and BW, these may be redeemed for cash at a price of $1,000 if redeemed during the earliest redemption period of January 24, 2027 to February 24, 2027 and October 24, 2029 to November 24, 2029, respectively, and during the same redemption period every fifth year thereafter. In the case of Series BU, these may be redeemed for cash at a price of $1,000 if redeemed during the earliest redemption period from January 25, 2029 to February 24, 2029 and during the period from January 24 to and including February 24 every fifth year thereafter.
(3)	Subject to the consent of OSFI and the requirements of the
Bank Act
(Canada), we may purchase the First Preferred Shares of each Series for cancellation at the lowest price or prices at which, in the opinion of the Board of Directors, such shares are obtainable.
(4)	The preferred shares include NVCC provisions, necessary for the shares to qualify as Tier 1 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable
or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each preferred share is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1 and with a conversion price based on the greater of: (i) a floor price of $5 (subject to adjustment in certain circumstances), and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by dividing the preferred share value by the conversion price.
(5)	The dividend rate will reset on the earliest redemption date or on the last day of the redemption period, as applicable, and every fifth year thereafter at a rate equal to the
5-Year
Government of Canada bond yield plus the premium indicated. The holders of Series BF and BO shares have the option to convert their shares into non-cumulative
floating rate First Preferred Shares subject to certain conditions on the earliest redemption date and every fifth year thereafter at a rate equal to the three-month Government of Canada Treasury Bill rate plus the premium indicated.
(6)	The current annual yield on each LRCN Series represents the annual interest rate applicable to the notes issued as at the reporting date. The payments of interest and principal in cash on the LRCN Series are made at our discretion, and non-payment
of interest and principal in cash does not constitute an event of default. In the event of
(i) non-payment
of interest on any interest payment date,
(ii) non-payment
of the redemption price in case of a redemption of a LRCN Series,
(iii) non-payment
of principal at the maturity of a LRCN Series, or (iv) an event of default on a LRCN Series, holders of such LRCN Series will have recourse only to the assets (Trust Assets) held by a third-party trustee in a consolidated trust in respect of such LRCN Series and each such noteholder will be entitled to receive its pro rata share of the Trust Assets. In such an event, the delivery of the Trust Assets for each LRCN Series will represent the full and complete extinguishment of our obligations under the related LRCN Series. The LRCNs include NVCC provisions, necessary for the shares to qualify as Tier 1 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable
or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is automatically redeemed and the redemption price will be satisfied by the delivery of Trust Assets, which will consist of common shares pursuant to an automatic conversion of the series of preferred shares that were issued concurrently with the related LRCN Series. Each series of preferred shares include an automatic conversion formula with a conversion price based on the greater of: (i) a floor price of $
5
(subject to adjustment in certain circumstances), and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of common shares issued in respect of each series of preferred shares will be determined by dividing the preferred share value ($1,000 plus declared and unpaid dividends) by the conversion price. The number of common shares delivered to each noteholder will be based on such noteholder’s pro rata interest in the Trust Assets. Subject to the consent of OSFI, we may purchase LRCNs for cancellation at such price or prices and upon such terms and conditions as we in our absolute discretion may determine, subject to any applicable law restricting the purchase of notes.
(7)	LRCN Series 2 bear interest at a fixed rate of 4.0% per annum until February 24, 2026, and thereafter at a rate per annum, reset every fifth year, equal to the
5-Year
Government of Canada Yield plus 3.617% until maturity on February 24, 2081. The interest is paid semi-annually on or about the 24th day of February and August. LRCN Series 2 is redeemable during the period from January 24 to and including February 24, commencing in 2026 and every fifth year thereafter to the extent we redeem Series BR pursuant to their terms and subject to the consent of OSFI and requirements of the
Bank Act
(Canada).
(8)	LRCN Series 3 bear interest at a fixed rate of 3.65% per annum until November 24, 2026, and thereafter at a rate per annum, reset every fifth year, equal to the
5-Year
Government of Canada Yield plus 2.665% until maturity on November 24, 2081. The interest is paid semi-annually on or about the 24th day of May and November. LRCN Series 3 is redeemable during the period from October 24 to and including November 24, commencing in 2026 and every fifth year thereafter to the extent we redeem Series BS pursuant to their terms and subject to the consent of OSFI and requirements of the
Bank Act
(Canada).
(9)	LRCN Series 4 bear interest at a fixed rate of 7.5% per annum until May 2, 2029, and thereafter at a rate per annum, reset every fifth year, equal to the 5-Year U.S. Treasury Rate plus 2.887% until maturity on May 2, 2084. The interest is paid quarterly on or about the 2nd day of February, May, August and November. LRCN Series 4 is redeemable on May 2, 2029 and on each 2nd day of February, May, August and November thereafter to the extent we redeem Series BV pursuant to their terms and subject to the consent of OSFI and requirements of the
Bank Act
(Canada).
(10)	LRCN Series 5 bear interest at a fixed rate of 6.35% per annum until November 24, 2034, and thereafter at a rate per annum, reset every fifth year, equal to the 5-Year U.S. Treasury Rate plus 2.257% until maturity on November 24, 2084. The interest is paid quarterly on or about the 24th day of February, May, August and November. LRCN Series 5 is redeemable on November 24, 2034 and on each 24th day of February, May, August and November thereafter to the extent we redeem Series BX pursuant to their terms and subject to the consent of OSFI and requirements of the
Bank Act
(Canada).
(11)	LRCN Series 6 bear interest at a fixed rate of 6.75% per annum until August 24, 2030, and thereafter at a rate per annum, reset every fifth year, equal to the 5-Year U.S. Treasury Rate plus 2.815% until maturity on August 24, 2085. The interest is paid quarterly on or about the 24th day of February, May, August and November. LRCN Series 6 is redeemable on August 24, 2030 and on each 24th day of February, May, August and November thereafter to the extent we redeem Series BY pursuant to their terms and subject to the consent of OSFI and requirements of the
Bank Act
(Canada).
(12)	LRCN Series 7 bear interest at a fixed rate of 6.50% per annum until November 24, 2035, and thereafter at a rate per annum, reset every fifth year, equal to the 5-Year U.S. Treasury Rate plus 2.462% until maturity on November 24, 2085. The interest is paid quarterly on or about the 24th day of February, May, August and November. LRCN Series 7 is redeemable on November 24, 2035 and on each 24th day of February, May, August and November thereafter to the extent we redeem Series BZ pursuant to their terms and subject to the consent of OSFI and requirements of the
Bank Act
(Canada).
n.a.	not applicable

Restrictions on the payment of dividends
We are prohibited by the
Bank Act
(Canada) from declaring any dividends on our preferred or common shares when we are, or would be placed as a result of the declaration, in contravention of the capital adequacy and liquidity regulations or any regulatory directives issued under the Act. We may not pay dividends on our common shares at any time unless all dividends to which preferred shareholders are then entitled have been declared and paid or set apart for payment. Currently, these limitations do not restrict the payment of dividends on our preferred or common shares.
Dividend reinvestment plan
Our dividend reinvestment plan (DRIP) provides common and preferred shareholders with a means to receive additional common shares rather than cash dividends. The plan is only open to shareholders residing in Canada or the U.S. The requirements of our DRIP are satisfied through either open market share purchases or shares issued from treasury. During the year ended October 31, 2025 and the third and fourth quarters of the year ended October 31, 2024, the requirements of our DRIP were satisfied through open market share purchases. During the first and second quarters of the year ended October 31, 2024, the requirements of our DRIP were satisfied through shares issued from treasury at a discount.
Shares available for future issuances
As at October 31, 2025, 14.8 million common shares are available for future issue relating to our DRIP and potential exercise of stock options and awards outstanding. In addition, we may issue up to 38.9 million common shares from treasury under the RBC Umbrella Savings and Securities Purchase Plan that was approved by shareholders on February 26, 2009.